Property and Equipment - Summary of Classification of Depreciation Expenses in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	₩ 3,783	₩ 2,748	₩ 545
Cost of Revenues
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	2,123	1,795	260
Selling, General and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	1,424	761	233
Research and Development
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	₩ 236	₩ 192	₩ 52